SUBSEQUENT EVENTS (Details Narrative) - USD ($)		Feb. 23, 2026	Mar. 20, 2026	Feb. 22, 2026	Dec. 31, 2025	Nov. 26, 2025	Dec. 31, 2024	Oct. 30, 2024	Sep. 25, 2024	Aug. 01, 2024	Dec. 31, 2023	Apr. 05, 2023	Jan. 27, 2023	Jun. 02, 2022
Subsequent Event [Line Items]
Investments in equity securities					$ 2,200,000		$ 2,200,000
Ordinary shares, issued									790,000	1,700,000	30,840,000	6,040,000
Ordinary shares par value						$ 0.00025		$ 0.00025					$ 0.00025	$ 0.00025
Ordinary shares authorized						10,000,000,000
Preferred shares authorized	[1]				1,000,000,000		1,000,000,000
Preferred shares par value	[1]				$ 0.00025		$ 0.00025
Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares par value						$ 0.00025
Ordinary shares authorized					800,000,000	8,000,000,000
Common Class B [Member]
Subsequent Event [Line Items]
Ordinary shares par value						$ 0.00025
Ordinary shares authorized					100,000,000	1,000,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Investments in equity securities			$ 2,200,000
Reverse share spilt		1-for-10
Ordinary shares, issued		10,000
Ordinary shares par value		$ 0.0025		$ 0.00025
Dividends		$ 2,500,000
Preferred shares authorized		1,000,000,000
Preferred shares par value		$ 0.00025
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares, issued		1		10
Ordinary shares par value		$ 0.0025		$ 0.00025
Ordinary shares authorized		800,000,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Ordinary shares, issued		1		10
Ordinary shares par value		$ 0.0025		$ 0.00025
Ordinary shares authorized		100,000,000

[1]	On February 23, 2026, the Company effected a 1-for-10 reverse share spilt, whereby every ten (10) issued and outstanding ordinary shares were consolidated into one (1) ordinary share, with a corresponding increase in par value from $0.00025 to $0.0025 per share. All share and per share information presented in these financial statements have been retrospectively adjusted, where applicable, to reflect this share consolidation. The consolidation did not affect total shareholders’ equity.